Vanguard Total Corporate Bond ETF

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
Common Stocks (100.0%)
Vanguard Long-Term Corporate Bond ETF	1,045,222	106,414
Vanguard Short-Term Corporate Bond ETF	1,288,070	104,437
Vanguard Intermediate-Term Corporate Bond ETF	968,820	88,531
Total Investment Companies (Cost $290,068)		299,382
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.841% (Cost $12)	120	12
Total Investments (100.0%) (Cost $290,080)		299,394
Other Assets and Liabilities - Net (0.0%)		(13)
Net Assets (100%)		299,381

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds					November 30,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost[1]	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	27	NA2	NA2	—	—	1	—	12
Vanguard Intermediate-
Term Corporate Bond ETF	59,530	30,196	947	(13)	(235)	560	—	88,531
Vanguard Long-Term
Corporate Bond ETF	71,293	38,118	2,964	(106)	73	775	—	106,414

Total Corporate Bond ETF

Vanguard Short-Term
Corporate Bond ETF	72,064	36,789	4,261	(7)	(148)	580	—	104,437
Total	202,914	105,103	8,172	(126)	(310)	1,916	—	299,394

1 Includes $96,969,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2 Not applicable—purchases and sales are for temporary cash investment purposes.